Sectorial Charges Payable (Tables)	12 Months Ended
Dec. 31, 2022
Sectorial Charges Payable
Schedule of sectorial charges due

	12.31.2022	12.31.2021
Energy Development Account - CDE	41,122	41,786
Global Reversal Reserve - RGR	5,366	8,834
Tariff flags (Note 30.3.2)	-	147,766
	46,488	198,386